Note 7 - Preferred Shares (Details Textual)					1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 16, 2017 USD ($) $ / shares shares	Jun. 22, 2015 USD ($)	Mar. 18, 2015 USD ($)	Aug. 31, 2017 $ / shares shares	Mar. 31, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares					$ 15
Preferred shares, conversion ratio					1		1
Preferred shares, dividend rate							8.00%
Conversion of convertible preferred shares					20,076,224
Embedded derivative, fair value assumption, probability-weighted expected return method, weighted percentage	95.00%					75.00%
Embedded derivative, fair value assumption, Monte Carlo simulation model, weighted percentage						25.00%
Embedded derivative, fair value assumption, liquidation scenario, weighted percentage	5.00%
Public Offering Price | $ / shares					$ 15
Series A preferred shares [member]
Statement Line Items [Line Items]
Proceeds from issue of preference shares | $				$ 13,183,589
Shares issued, price per share | $ / shares								$ 2.44
Number of shares outstanding at end of period							0	13,409,796	13,409,796
Total number of shares issued							0	13,409,796	13,409,796
Series B preferred shares [member]
Statement Line Items [Line Items]
Proceeds from issue of preference shares | $			$ 59,999,141
Payments for share issue costs | $			$ 2,561,518
Shares issued, price per share | $ / shares								$ 10.30
Number of shares outstanding at end of period							0	5,825,018	5,825,018
Total number of shares issued							0	5,825,018	5,825,018
Series C preferred shares [member]
Statement Line Items [Line Items]
Proceeds from issue of preference shares | $		$ 10,000,080					$ 10,000,080		$ 73,182,730
Payments for share issue costs | $		$ 129,520					$ 129,520		$ 2,561,518
Number of preferred shares issued during period		841,410
Shares issued, price per share | $ / shares		$ 11.88
Number of shares outstanding at end of period							0	0	0
Total number of shares issued							0	0	0